SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Capital Assets Deprciation Method [Table Text Block]
Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	-	Straight line over a range of two to four years

Mining equipment	-	Straight line over four years

Office equipment	-	Straight line over four years

Furniture and fixtures	-	20% declining balance basis

Building	-	Straight line over five years